Note Other services fees (Detail) - Continuing Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Operating Other Cost and Expense [Line Items]
Debit card fees	$ 46,176	$ 43,146	$ 41,912
Insurance fees	63,976	54,158	52,309
Credit card fees and discounts	68,166	67,639	65,727
Sale and administration of investment products	23,846	27,711	35,272
Trust fees	18,866	18,209	17,285
Other fees	15,060	14,402	16,846
Total other services fees	$ 236,090	$ 225,265	$ 229,351